Staff numbers and costs, Average number of persons employed by group (Details) - Employee	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number and average number of employees [abstract]
Number of employees	375	315	329
Research [Member]
Number and average number of employees [abstract]
Number of employees	133	154	177
Development [Member]
Number and average number of employees [abstract]
Number of employees	137	88	96
Corporate [Member]
Number and average number of employees [abstract]
Number of employees	105	73	56